State Street SPDR Portfolio Intermediate Term Corporate Bond ETF Average Annual Total Returns	12 Months Ended	32 Months Ended	51 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Intermediate Corporate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.22%			1.51%	2.61%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	1.02%	(1.93%)	(0.33%)	1.35%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	4.33%			1.46%	2.55%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.48%			0.26%	1.32%
State Street SPDR Portfolio Intermediate Term Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.54%			0.60%	1.41%